Share-Based Payment - Schedule of RSU Activities (Details) - RSU [Member]	12 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of RSU Activities [Line Items]
Number of Shares, Outstanding Beginning | shares	60,600
Weighted Average Grant-date Fair Value Outstanding Beginning | $ / shares	$ 3.02
Number of Shares, Granted | shares	2,200,000
Weighted- Average Grant Date Fair Value, Granted | $ / shares	$ 0.81
Number of Shares, Vested | shares	(2,219,300)
Weighted- Average Grant Date Fair Value, Vested | $ / shares	$ 0.83
Number of Shares, Forfeited or expired | shares
Weighted- Average Grant Date Fair Value, Forfeited or expired | $ / shares
Number of Shares, Outstanding Ending | shares	41,300
Weighted Average Grant-date Fair Value Outstanding Ending | $ / shares	$ 2.96